Financial Liabilities at Amortized Cost (Details) - Schedule of other financial obligations - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortized Cost (Details) - Schedule of other financial obligations [Line Items]
Other financial liabilities	$ 344,030	$ 250,005
Other Chilean financial obligations [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of other financial obligations [Line Items]
Other financial liabilities	343,927	249,782
Other financial obligations with the Public sector [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of other financial obligations [Line Items]
Other financial liabilities	$ 103	$ 223